Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of parent entity information [line items]
Loss after income tax	$ (12,467)	$ (10,270)	$ (6,039)
Total comprehensive income	(12,471)	(10,359)	$ (6,290)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(11,064)	(7,198)
Total comprehensive income	$ (11,064)	$ (7,198)